CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	May 31, 2020	Feb. 29, 2020	Feb. 28, 2019
Stockholders' Deficit
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	600,000,000	600,000,000	600,000,000
Common stock, shares issued	284,280,000	284,280,000	105,000,000
Common stock, shares outstanding	284,280,000	284,280,000	105,000,000